UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

VanEck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2025

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck VIP Emerging Markets Bond Fund

Initial Class

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$57	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$18,412,142
  Number of Portfolio Holdings106
  Portfolio Turnover Rate126%
  Advisory Fees Paid$7,203

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
80.6%
Energy
6.5%
Financials
1.4%
Utilities
1.1%
Industrials
1.0%
Real Estate
1.0%
Money Market Fund
5.6%
Other Investments
0.8%
Other assets less liabilities
2.0%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		2.0%
Other Investments		0.8%
Money Market Fund		5.6%
Real Estate		1.0%
Industrials		1.0%
Utilities		1.1%
Financials		1.4%
Energy		6.5%
Government		80.6%

Top Ten Holdings (% of Total Net Assets)

Invesco Treasury Portfolio - Institutional Class	5.6%
Republic of Poland Government Bond, 6.00%, 10/25/2033	3.6%
China Government Bond, 1.75%, 2/21/2027	3.4%
Indonesia Treasury Bond, 6.50%, 7/15/2030	3.1%
Saudi Government International Bond, 3.38%, 3/5/2032	2.8%
Republic of South Africa Government Bond, 8.75%, 1/31/2044	2.6%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.5%
Philippine Government International Bond, 6.25%, 1/14/2036	2.3%
Malaysia Government Bond, 2.63%, 4/15/2031	2.3%
Thailand Government Bond, 2.98%, 6/17/2045	2.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Emerging Markets Fund

Initial Class

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$70	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$87,137,971
  Number of Portfolio Holdings73
  Portfolio Turnover Rate19%
  Advisory Fees Paid$383,029

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
Consumer Discretionary
Information Technology
Industrials
Real Estate
Communication Services
Health Care
Energy
Consumer Staples
Other Investments
Liabilities in excess of other assets
27.1%
22.7%
17.5%
11.1%
7.3%
5.2%
4.8%
4.1%
1.0%
0.4%
(1.2)%
-5
0
5
10
15
20
25
30

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Other Investments		0.4%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.8%
Communication Services		5.2%
Real Estate		7.3%
Industrials		11.1%
Information Technology		17.5%
Consumer Discretionary		22.7%
Financials		27.1%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
Reliance Industries Ltd.	4.1%
MercadoLibre, Inc.	3.9%
SK Hynix, Inc.	3.7%
Prosus NV	3.3%
Lion Finance Group PLC	2.7%
Samsung Electronics Co. Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Phoenix Mills Ltd.	2.4%
HDFC Bank Ltd.	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Emerging Markets Fund

Class S

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$83	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$87,137,971
  Number of Portfolio Holdings73
  Portfolio Turnover Rate19%
  Advisory Fees Paid$383,029

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Other Investments		0.4%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.8%
Communication Services		5.2%
Real Estate		7.3%
Industrials		11.1%
Information Technology		17.5%
Consumer Discretionary		22.7%
Financials		27.1%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
Reliance Industries Ltd.	4.1%
MercadoLibre, Inc.	3.9%
SK Hynix, Inc.	3.7%
Prosus NV	3.3%
Lion Finance Group PLC	2.7%
Samsung Electronics Co. Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Phoenix Mills Ltd.	2.4%
HDFC Bank Ltd.	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Global Gold Fund

Class S

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck VIP Global Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$93	1.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$88,264,645
  Number of Portfolio Holdings40
  Portfolio Turnover Rate40%
  Advisory Fees Paid$277,265

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
97.4%
Silver
2.4%
Other Investments
0.5%
Liabilities in excess of other assets
(0.3)%
-20
0
20
40
60
80
100

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.5%
Silver		2.4%
Gold		97.4%

Top Ten Holdings (% of Total Net Assets)

Agnico Eagle Mines Ltd.	9.4%
Alamos Gold, Inc.	6.0%
Kinross Gold Corp.	5.9%
Newmont Corp.	5.9%
Lundin Gold, Inc.	5.7%
Anglogold Ashanti PLC	5.0%
Wheaton Precious Metals Corp.	4.6%
Franco-Nevada Corp.	4.4%
SPDR Gold MiniShares Trust	4.2%
G Mining Ventures Corp.	4.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Global Resources Fund

Initial Class

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$57	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$283,781,794
  Number of Portfolio Holdings69
  Portfolio Turnover Rate20%
  Advisory Fees Paid$1,262,606

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Oil & Gas
31.3%
Base & Industrial Metals
20.3%
Agriculture
18.5%
Gold & Precious Metals
16.3%
Paper & Forest
4.6%
Renewables & Alternatives
4.1%
Other Materials
1.5%
Industrials & Utilities
1.1%
Money Market Fund
2.3%
Other assets less liabilities
0.0%*
0
5
10
15
20
25
30
35

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Money Market Fund		2.3%
Industrials & Utilities		1.1%
Other Materials		1.5%
Renewables & Alternatives		4.1%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.5%
Base & Industrial Metals		20.3%
Oil & Gas		31.3%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.8%
Exxon Mobil Corp.	4.3%
JBS NV	3.2%
Freeport-McMoRan, Inc.	3.2%
Corteva, Inc.	3.1%
Nutrien Ltd.	3.0%
TotalEnergies SE	3.0%
Kinross Gold Corp.	2.8%
Agnico Eagle Mines Ltd.	2.6%
FMC Corp.	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Global Resources Fund

Class S

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$70	1.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$283,781,794
  Number of Portfolio Holdings69
  Portfolio Turnover Rate20%
  Advisory Fees Paid$1,262,606

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Money Market Fund		2.3%
Industrials & Utilities		1.1%
Other Materials		1.5%
Renewables & Alternatives		4.1%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.5%
Base & Industrial Metals		20.3%
Oil & Gas		31.3%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.8%
Exxon Mobil Corp.	4.3%
JBS NV	3.2%
Freeport-McMoRan, Inc.	3.2%
Corteva, Inc.	3.1%
Nutrien Ltd.	3.0%
TotalEnergies SE	3.0%
Kinross Gold Corp.	2.8%
Agnico Eagle Mines Ltd.	2.6%
FMC Corp.	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Emerging Markets Bond Fund

800.826.2333	vaneck.com

This page is intentionally left blank.

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 11.8%
China: 1.5%
Fortune Star BVI Ltd. Reg S 5.05%, 01/27/27	USD	95		$91,558
NWD Finance BVI Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+7.89%), 03/22/26 (o)	USD	334		95,446
10.13% (US Treasury Yield Curve Rate T 3 Year+6.20%), (o) †	USD	236		90,684
				277,688
Colombia: 3.0%
Ecopetrol SA
8.38%, 01/19/36	USD	139		134,206
8.88%, 01/13/33	USD	146		150,717
Geopark Ltd. Reg S 8.75%, 01/31/30	USD	159		140,044
Gran Tierra Energy, Inc. Reg S 9.50%, 10/15/29	USD	160		121,890
				546,857
Guyana: 0.2%
Secure International Finance Co., Inc. 144A 10.00%, 06/03/29 ∞	USD	40		39,727
Indonesia: 0.5%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	99		100,467
Luxembourg: 1.1%
3R Lux SARL Reg S 9.75%, 02/05/31	USD	137		138,647
Ambipar Lux Sarl 144A 10.88%, 02/05/33 †	USD	76		72,015
				210,662
Mexico: 0.0%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	120		796
Nigeria: 0.9%
SEPLAT Energy PLC 144A 9.12%, 03/21/30	USD	161		160,184
Oman: 0.5%
EDO Sukuk Ltd. 144A 5.88%, 09/21/33 †	USD	86		88,258
Panama: 0.6%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	119		108,622
Paraguay: 0.8%
Frigorifico Concepcion SA Reg S 7.70%, 07/21/28 †	USD	186		144,676
Peru: 0.9%
Petroleos del Peru SA Reg S
		Par (000’s	)	Value
Peru (continued)
4.75%, 06/19/32 †	USD	219		$170,034
Singapore: 0.5%
Medco Maple Tree Pte Ltd. Reg S 8.96%, 04/27/29	USD	79		82,478
Thailand: 0.7%
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	130		129,081
United Kingdom: 0.6%
HTA Group Ltd. 144A 7.50%, 06/04/29	USD	22		22,595
Trident Energy Finance PLC 144A 12.50%, 11/30/29 †	USD	91		91,372
				113,967
Total Corporate Bonds (Cost: $2,175,034)				2,173,497

GOVERNMENT OBLIGATIONS: 80.6%
Angola: 0.4%
Angolan Government International Bond 144A 8.25%, 05/09/28	USD	79		74,578
Argentina: 0.9%
Argentine Republic Government International Bond 0.12%, 07/09/30	EUR	176		163,295
Bahamas: 0.2%
Bahamas Government International Bond 144A 8.25%, 06/24/36	USD	33		33,561
Barbados: 0.2%
Barbados Government International Bond 144A 8.00%, 06/26/35	USD	35		35,185
Benin: 0.0%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	8		7,597
Bolivia: 0.1%
Bolivian Government International Bond Reg S
4.50%, 03/20/28	USD	15		10,575
7.50%, 03/02/30	USD	19		13,229
				23,804
Brazil: 5.6%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/31	BRL	2,278		368,126
10.00%, 01/01/35	BRL	2,615		397,279
Brazilian Government International Bond

See Notes to Financial Statements

2

		Par (000’s	)	Value
Brazil (continued)
3.75%, 09/12/31	USD	290		$262,085
				1,027,490
Cameroon: 0.2%
Republic of Cameroon International Bond Reg S 9.50%, 11/19/25	USD	37		37,190
Chile: 2.4%
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
5.00%, 10/01/28	CLP	160,000		171,641
6.00%, 04/01/33	CLP	240,000		264,248
				435,889
China: 4.2%
China Government Bond Reg S
1.75%, 02/21/27	CNY	4,500		632,190
2.28%, 03/15/27	CNY	1,000		141,728
				773,918
Costa Rica: 0.3%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	61		62,860
Czech Republic: 3.1%
Czech Republic Government Bond
2.00%, 10/13/33	CZK	7,860		320,490
4.90%, 04/14/34	CZK	1,830		91,994
Czech Republic Government Bond Reg S
1.00%, 06/26/26	CZK	1,300		60,535
2.40%, 09/17/25	CZK	2,070		98,402
				571,421
Democratic Republic of the Congo: 1.4%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	294		251,696
Dominican Republic: 0.5%
Dominican Republic International Bond Reg S 6.60%, 06/01/36	USD	89		89,752
Ecuador: 2.5%
Ecuador Government International Bond Reg S
0.00%, 07/31/30 ^	USD	274		198,801
5.00%, 07/31/40 (s)	USD	96		60,667
5.50%, 07/31/35 (s)	USD	275		200,266
				459,734
El Salvador: 0.0%
El Salvador Government International Bond 144A 0.25%, 04/17/30	USD	82		1,844
Gabon: 2.0%
Gabon Government International Bond 144A 7.00%, 11/24/31	USD	22		17,545
		Par (000’s	)	Value
Gabon (continued)
Gabon Government International Bond Reg S
7.00%, 11/24/31	USD	214		$170,621
9.50%, 02/18/29	USD	200		183,224
				371,390
Ghana: 0.8%
Ghana Government International Bond Reg S 0.00%, 01/03/30 ^	USD	178		149,160
Honduras: 0.1%
Honduras Government International Bond Reg S 6.25%, 01/19/27	USD	22		22,041
Hungary: 2.6%
Hungary Government Bond
3.00%, 08/21/30	HUF	36,200		91,283
4.75%, 11/24/32	HUF	56,630		148,215
9.50%, 10/21/26	HUF	76,580		235,029
				474,527
Indonesia: 3.8%
Indonesia Treasury Bond
6.50%, 07/15/30	IDR	9,225,000		572,967
7.00%, 09/15/30	IDR	1,886,000		119,541
				692,508
Ivory Coast: 1.0%
Ivory Coast Government International Bond Reg S
5.75%, 12/31/32 (s)	USD	15		14,518
6.88%, 10/17/40	EUR	171		171,704
				186,222
Jamaica: 0.1%
Jamaica Government International Bond 7.62%, 07/09/25	USD	21		21,360
Kyrgyzstan: 0.2%
Kyrgyz Republic International Bond 144A 7.75%, 06/03/30	USD	45		44,392
Malaysia: 6.5%
Malaysia Government Bond
2.63%, 04/15/31	MYR	1,851		422,607
3.34%, 05/15/30	MYR	1,563		373,591
3.83%, 07/05/34	MYR	1,640		398,924
				1,195,122
Mexico: 3.1%
Mexican Bonos
7.75%, 11/13/42	MXN	3,630		160,450
8.00%, 11/07/47	MXN	6,360		281,577
8.00%, 07/31/53	MXN	2,800		122,822
				564,849
Morocco: 0.3%
Morocco Government International Bond Reg S 2.00%, 09/30/30	EUR	53		57,316

See Notes to Financial Statements

3

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Oman: 0.6%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	99		$105,274
Paraguay: 0.4%
Paraguay Government International Bond Reg S 7.90%, 02/09/31	PYG	669,000		80,995
Peru: 0.6%
Peru Government Bond 144A Reg S 7.60%, 08/12/39	PEN	371		111,457
Philippines: 2.3%
Philippine Government International Bond 6.25%, 01/14/36	PHP	24,547		426,679
Poland: 4.6%
Republic of Poland Government Bond
5.00%, 10/25/34	PLN	707		190,287
6.00%, 10/25/33	PLN	2,296		664,370
				854,657
Romania: 2.9%
Romanian Government International Bond 144A 5.88%, 07/11/32	EUR	296		350,906
Romanian Government International Bond Reg S 7.62%, 01/17/53	USD	172		174,214
				525,120
Saudi Arabia: 2.8%
Saudi Government International Bond 144A 3.38%, 03/05/32	EUR	438		514,824
Singapore: 0.8%
Singapore Government Bond
2.75%, 03/01/35	SGD	106		87,153
3.38%, 09/01/33	SGD	71		60,697
				147,850
South Africa: 6.0%
Republic of South Africa Government Bond
8.75%, 01/31/44	ZAR	10,562		485,359
8.75%, 02/28/48	ZAR	3,527		160,112
9.00%, 01/31/40	ZAR	9,214		450,663
				1,096,134
South Korea: 2.1%
Korea Treasury Bond
2.62%, 03/10/30	KRW	274,300		203,744
4.12%, 12/10/33	KRW	212,000		172,643
				376,387
Sri Lanka: 1.3%
Sri Lanka Government International Bond 144A
3.10%, 01/15/30 (s)	USD	64		57,401
3.60%, 06/15/35 (s)	USD	85		58,572
		Par (000’s	)	Value
Sri Lanka (continued)
Sri Lanka Government International Bond Reg S 3.60%, 06/15/35 (s)	USD	182		$125,320
				241,293
Thailand: 5.3%
Thailand Government Bond
1.58%, 12/17/35	THB	6,907		212,563
2.05%, 04/17/28	THB	10,471		327,846
2.98%, 06/17/45	THB	11,542		405,443
3.39%, 06/17/37	THB	864		31,544
				977,396
Trinidad and Tobago: 0.3%
Trinidad & Tobago Government International Bond Reg S 5.95%, 01/14/31	USD	54		54,145
Turkey: 1.4%
Turkiye Government Bond
31.08%, 11/08/28	TRY	4,338		102,972
32.60%, 02/10/27	TRY	6,484		154,831
				257,803
Uganda: 1.7%
Republic of Uganda Government Bonds
14.25%, 06/22/34	UGX	912,000		226,732
14.38%, 02/03/33	UGX	330,000		83,600
				310,332
United Arab Emirates: 1.3%
UAE International Government Bond Reg S 2.00%, 10/19/31	USD	280		246,819
Uruguay: 1.3%
Uruguay Government International Bond 9.75%, 07/20/33	UYU	6,042		159,830
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	3,421		85,390
				245,220
Uzbekistan: 0.2%
Republic of Uzbekistan International Bond Reg S 3.90%, 10/19/31	USD	40		35,353
Zambia: 2.2%
Zambia Government Bond
13.00%, 01/25/31	ZMW	7,217		261,774
13.00%, 12/27/31	ZMW	1,120		38,799
14.00%, 05/31/36	ZMW	2,735		89,329
Zambia Government Bond Reg S 13.00%, 09/20/31	ZMW	315		11,066
				400,968
Total Government Obligations (Cost: $13,857,185)				14,837,407

See Notes to Financial Statements

4

	Number of Shares	Value
MONEY MARKET FUND: 5.6% (Cost: $1,023,844)
Invesco Treasury Portfolio - Institutional Class	1,023,844	$1,023,844
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $17,056,063)		18,034,748
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.7%
Money Market Fund: 2.7% (Cost: $505,517)
State Street Navigator Securities Lending Government Money Market Portfolio	505,517	$505,517
Total Investments: 100.7% (Cost: $17,561,580)		18,540,265
Liabilities in excess of other assets: (0.7)%		(128,123)
NET ASSETS: 100.0%		$18,412,142

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
PYG	Paraguay Guarani
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(d)	Security in default
(o)	Perpetual Maturity — the date shown is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at June 30, 2025.
*	Non-income producing
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $559,941.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,323,176, or 12.6% of net assets.

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
China	$—	$277,688	$—	$277,688
Colombia	—	546,857	—	546,857
Guyana	—	—	39,727	39,727
Indonesia	—	100,467	—	100,467
Luxembourg	—	210,662	—	210,662
Mexico	—	796	—	796
Nigeria	—	160,184	—	160,184
Oman	—	88,258	—	88,258
Panama	—	108,622	—	108,622
Paraguay	—	144,676	—	144,676
Peru	—	170,034	—	170,034
Singapore	—	82,478	—	82,478
Thailand	—	129,081	—	129,081
United Kingdom	—	113,967	—	113,967
Government Obligations *	—	14,837,407	—	14,837,407
Money Market Funds	1,529,361	—	—	1,529,361
Total Investments	$1,529,361	$16,971,177	$39,727	$18,540,265

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

6

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

Assets:
Investments, at value (Cost $17,056,063) (1)	$18,034,748
Short-term investment held as collateral for securities loaned (2)	505,517
Cash	38,653
Cash denominated in foreign currency, at value (Cost $3,022)	2,999
Receivables:
Dividends and interest	410,176
Prepaid expenses	89
Other assets	3,400
Total assets	18,995,582
Liabilities:
Payables:
Shares of beneficial interest redeemed	3,288
Collateral for securities loaned	505,517
Due to Adviser	2,141
Deferred Trustee fees	16,872
Accrued expenses	55,622
Total liabilities	583,440
NET ASSETS	$18,412,142

Net Assets consist of:
Aggregate paid-in capital	$21,234,450
Total distributable earnings (loss)	(2,822,308)
NET ASSETS	$18,412,142

Shares of beneficial interest outstanding	2,298,141
Net asset value, redemption and offering price per share	$8.01
(1) Includes Investment in securities on loan, at market value	$559,941
(2) Cost of short-term investment held as collateral for securities loaned	$505,517

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

Income:
Dividends	$18,955
Interest (Net of foreign taxes withheld $10,271)	699,439
Securities lending income	4,397
Total income	722,791
Expenses:
Management fees	84,452
Professional fees	44,930
Transfer agent fees	12,726
Custodian fees	10,648
Reports to shareholders	6,748
Insurance	3,067
Trustees’ fees and expenses	2,428
Taxes	185
Interest	115
Other	5,148
Total expenses	170,447
Expenses assumed by the Adviser	(77,249)
Net expenses	93,198
Net investment income	629,593

Net realized loss on:
Investments (a)	(360,485)
Forward foreign currency contracts	(7,629)
Foreign currency transactions and foreign denominated assets and liabilities	(24,720)
Net realized loss	(392,834)
Net change in unrealized appreciation (depreciation) on:
Investments (b)	1,398,034
Foreign currency translations and foreign denominated assets and liabilities	22,757
Net change in unrealized appreciation (depreciation)	1,420,791
Net increase in net assets resulting from operations	$1,657,550

(a)	Net of foreign taxes of $833
(b)	Net of foreign taxes of $683

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$629,593	$1,278,185
Net realized gain (loss)	(392,834)	220,054
Net change in unrealized appreciation (depreciation)	1,420,791	(1,034,928)
Net increase in net assets resulting from operations	1,657,550	463,311

Distributions to shareholders from:
Distributable earnings	—	(1,250,013)

Share transactions*:
Proceeds from sale of shares	3,252,782	3,456,287
Reinvestment of distributions	—	1,250,013
Cost of shares redeemed	(2,776,015)	(4,936,299)
Net increase (decrease) in net assets resulting from share transactions	476,767	(229,999)
Total increase (decrease) in net assets	2,134,317	(1,016,701)
Net Assets, beginning of period	16,277,825	17,294,526
Net Assets, end of period	$18,412,142	$16,277,825
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	427,975	452,543
Shares reinvested	—	167,787
Shares redeemed	(366,434)	(654,454)
Net increase (decrease)	61,541	(34,124)

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Period		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.28		$7.62	$7.14	$8.03	$8.83	$8.71
Net investment income (a)	0.28		0.57	0.53	0.53	0.43	0.59
Net realized and unrealized gain (loss) on investments	0.45		(0.35)	0.26	(1.09)	(0.78)	0.15
Total from investment operations	0.73		0.22	0.79	(0.56)	(0.35)	0.74
Distributions from:
Net investment income	—		(0.56)	(0.31)	(0.33)	(0.45)	(0.62)
Net asset value, end of period	$8.01		$7.28	$7.62	$7.14	$8.03	$8.83

Total return (b)	10.03%		2.77%	11.40%	(6.81)%	(4.17)%	8.92%
Ratios to average net assets
Gross expenses	2.02	%(c)	1.99%	1.98%	1.82%	1.89%	1.91%
Net expenses	1.10	%(c)	1.11%	1.13%	1.10%	1.14%	1.10%
Net expenses excluding interest and taxes	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.45	%(c)	7.54%	7.18%	7.40%	4.97%	7.12%

Supplemental data
Net assets, end of period (in millions)	$18		$16	$17	$17	$18	$21
Portfolio turnover rate (d)	126%		233%	257%	284%	212%	248%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

10

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities. The Fund currently offers a single class of shares: Initial Class Shares. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Fund to utilize
11

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment
12

may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below. At June 30, 2025, the Fund held no derivative contracts.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the period ended June 30, 2025 the Fund held forward foreign currency contracts for two months. The average amounts purchased and sold (in U.S. dollars) were $834,340 and $413,468, respectively. At June 30, 2025, the Fund held no forward foreign currency contracts.

The impact of transactions in derivative instruments during the period ended June 30, 2025, was as follows:

Foreign Currency Risk
Realized loss:
Forward foreign currency contracts 1	$(7,629)

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2025, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 8 (Securities Lending).

G.	Segment Reporting — The Adviser acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income on the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.
13

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until May 1, 2026, to waive fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets. Refer to the Statement of Operations for the amounts assumed by the Adviser for the six months ended June 30, 2025.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2025, the aggregate shareholder accounts of three insurance companies owned approximately 63%, 17% and 11% of the Fund’s outstanding shares of beneficial interest. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—Investments—For the period ended June 30, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $20,970,266 and $19,993,651, respectively.

Note 5—Income Taxes—As of June 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$17,699,384	$1,130,778	$(289,897)	$840,881

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year.

For the six months ended June 30, 2025, the Fund’s net realized losses from foreign currency translations were $221,640.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the Fund did not incur any interest or penalties.

Note 6—Principal Risks— The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different

14

securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan— The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 8—Securities Lending— To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2025:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$559,941	$505,517	$72,612	$578,129

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2025:

15

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Corporate Bonds	$505,517

* Remaining contractual maturity: overnight and continuous

Note 9—Bank Line of Credit— The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2025, the Fund had no borrowings under the Facility.

Note 10—New Accounting Pronouncements and Regulatory Requirements— In December 2023, the Federal Accounting Standards Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying the ASU 2023-09.

16

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS
(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(each, a “Fund”; together, the “Funds”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 5, 2025, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 13, 2025 and June 5, 2025, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2024 with (i) the Morningstar Category and (ii) Peer Group;
18

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”)

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS
(unaudited) (continued)

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2024, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2024. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one- and ten-year periods and outperformed its Peer Group and Morningstar Category medians for the three- and five-year periods. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board

20

also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Initial Class shares of the Fund had outperformed that primary benchmark index and the previous primary benchmark index for the one- and five-year periods and underperformed that primary benchmark index and the previous primary benchmark index for the three- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products. The Board noted that it had previously approved an advisory fee reduction of five basis points for the Fund, effective July 1, 2024.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had performed the same as its Peer Group median for the one-year period and outperformed its Peer Group median for the three-, five- and ten-year periods. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had outperformed its benchmark index for the one- and five-year periods and underperformed its benchmark index for the three- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the

21

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS
(unaudited) (continued)

Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

22

June 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Emerging Markets Fund

800.826.2333	vaneck.com

This page is intentionally left blank.

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.3%
Argentina: 0.9%
Grupo Financiero Galicia SA (ADR)	15,299	$770,917

Brazil: 8.3%
Arcos Dorados Holdings, Inc. (USD) †	58,000	457,620
JSL SA	510,000	567,908
MercadoLibre, Inc. (USD) *	1,320	3,449,992
NU Holdings Ltd. (USD) *	37,000	507,640
Rede D’Or Sao Luiz SA 144A *	195,100	1,271,915
Smartfit Escola de Ginastica e Danca SA *	203,656	931,110
		7,186,185
China: 24.1%
Alibaba Group Holding Ltd. (ADR)	12,000	1,360,920
ANTA Sports Products Ltd. (HKD)	50,000	604,989
BYD Co. Ltd. (HKD) †	81,000	1,261,172
Full Truck Alliance Co. Ltd. (ADR)	130,000	1,535,300
Galaxy Entertainment Group Ltd. (HKD)	166,000	739,961
H World Group Ltd. (ADR) †	10,000	339,200
JD.com, Inc. (ADR)	21,000	685,440
KE Holdings, Inc. (ADR)	93,500	1,658,690
Meituan (HKD) 144A *	53,000	852,560
MINISO Group Holding Ltd. (ADR) †	56,000	1,020,320
NetEase, Inc. (HKD)	51,500	1,387,892
PDD Holdings, Inc. (ADR) *	8,500	889,610
Ping An Bank Co. Ltd.	534,770	901,969
Prosus NV (EUR)	51,000	2,861,431
Proya Cosmetics Co. Ltd.	27,000	312,452
Shenzhen Inovance Technology Co. Ltd.	99,000	893,494
TAL Education Group (ADR) *	41,000	419,020
Tencent Holdings Ltd. (HKD)	33,000	2,126,375
Trip.com Group Ltd. (ADR) †	15,000	879,600
Xiaomi Corp. (HKD) 144A *	37,000	284,816
		21,015,211
Egypt: 1.0%
Commercial International Bank	520,000	883,752

Greece: 2.9%
Eurobank Ergasias Services and Holdings SA	320,000	1,102,170
Piraeus Financial Holdings SA	200,000	1,385,557
		2,487,727
Hungary: 2.0%
OTP Bank Nyrt	21,500	1,718,496

India: 20.6%
Aditya Birla Capital Ltd. *	414,000	1,339,107
Cholamandalam Investment and Finance Co. Ltd.	75,900	1,442,007
	Number of Shares	Value
India (continued)
Delhivery Ltd. *	150,000	$671,536
HDFC Bank Ltd.	55,200	1,287,704
HDFC Bank Ltd. (ADR)	27,000	2,070,090
Jio Financial Services Ltd. *	366,000	1,398,889
KEI Industries Ltd.	20,000	887,075
Larsen & Toubro Ltd.	17,000	727,858
Lemon Tree Hotels Ltd. 144A *	530,000	870,365
Oberoi Realty Ltd.	74,000	1,654,132
Phoenix Mills Ltd.	114,000	2,078,902
Reliance Industries Ltd.	203,000	3,551,495
		17,979,160
Kazakhstan: 2.0%
Kaspi.kz JSC (ADR)	21,000	1,782,690

Mexico: 1.7%
BBB Foods, Inc. (USD) *	18,000	499,680
Regional SAB de CV	118,000	974,713
		1,474,393
Peru: 1.0%
Credicorp Ltd. (USD)	4,000	894,080

Philippines: 2.4%
Ayala Land, Inc.	600,000	287,912
International Container Terminal Services, Inc.	248,000	1,808,007
		2,095,919
Poland: 2.9%
Diagnostyka SA	10,200	474,035
InPost SA (EUR) *	75,000	1,248,128
Powszechna Kasa Oszczednosci Bank Polski SA	40,000	835,793
		2,557,956
Russia: 0.0%
Sberbank of Russia PJSC *∞	340,256	0

Saudi Arabia: 2.1%
Al Rajhi Bank	24,000	605,348
Saudi National Bank	51,000	491,057
United International Transportation Co.	37,000	714,515
		1,810,920
Singapore: 0.7%
Grab Holdings Ltd. (USD) *	124,000	623,720

South Korea: 4.7%
Samsung Biologics Co. Ltd. 144A *	1,150	843,890
SK Hynix, Inc.	15,000	3,232,223
		4,076,113
Taiwan: 12.0%
Chroma ATE, Inc.	88,000	1,332,395
Poya International Co. Ltd. *	49,240	846,393
Taiwan Semiconductor Manufacturing Co. Ltd.	214,000	7,825,840
Wiwynn Corp.	5,000	434,175
		10,438,803

See Notes to Financial Statements

2

	Number of Shares	Value
Tanzania: 1.2%
Helios Towers PLC (GBP) *	650,000	$1,084,943

Turkey: 2.2%
MLP Saglik Hizmetleri AS 144A *	179,000	1,536,075
Tofas Turk Otomobil Fabrikasi AS	73,000	359,805
		1,895,880
United Arab Emirates: 1.9%
Emaar Properties PJSC	190,000	704,831
Talabat Holding PLC	2,600,000	947,982
		1,652,813
United Kingdom: 2.7%
Lion Finance Group PLC	24,000	2,337,666
Total Common Stocks (Cost: $55,223,265)		84,767,344

PREFERRED SECURITIES: 3.5%
Brazil: 1.1%
Itau Unibanco Holding SA	137,500	935,124

South Korea: 2.4%
Samsung Electronics Co. Ltd.	58,000	2,127,725
Total Preferred Securities (Cost: $3,062,397)		3,062,849
	Number of Shares	Value
MONEY MARKET FUND: 0.4% (Cost: $336,485)
Invesco Treasury Portfolio - Institutional Class	336,485	$336,485

Total Investments Before Collateral for Securities Loaned: 101.2% (Cost: $58,622,147)		88,166,678

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $246,333)
State Street Navigator Securities Lending Government Money Market Portfolio	246,333	246,333
Total Investments: 101.5% (Cost: $58,868,480)		88,413,011
Liabilities in excess of other assets: (1.5)%		(1,275,040)
NET ASSETS: 100.0%		$87,137,971

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,665,327.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,659,621, or 6.5% of net assets.

See Notes to Financial Statements

3

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$770,917	$—	$—	$770,917
Brazil	7,186,185	—	—	7,186,185
China	8,788,100	12,227,111	—	21,015,211
Egypt	—	883,752	—	883,752
Greece	—	2,487,727	—	2,487,727
Hungary	—	1,718,496	—	1,718,496
India	2,070,090	15,909,070	—	17,979,160
Kazakhstan	1,782,690	—	—	1,782,690
Mexico	1,474,393	—	—	1,474,393
Peru	894,080	—	—	894,080
Philippines	—	2,095,919	—	2,095,919
Poland	—	2,557,956	—	2,557,956
Russia	—	—	0	0
Saudi Arabia	—	1,810,920	—	1,810,920
Singapore	623,720	—	—	623,720
South Korea	—	4,076,113	—	4,076,113
Taiwan	—	10,438,803	—	10,438,803
Tanzania	—	1,084,943	—	1,084,943
Turkey	—	1,895,880	—	1,895,880
United Arab Emirates	—	1,652,813	—	1,652,813
United Kingdom	—	2,337,666	—	2,337,666
Preferred Securities
Brazil	935,124	—	—	935,124
South Korea	—	2,127,725	—	2,127,725
Money Market Funds	582,818	—	—	582,818
Total Investments	$25,108,118	$63,304,893	$0	$88,413,011

See Notes to Financial Statements

4

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

Assets:
Investments, at value (Cost $58,622,147) (1)	$88,166,678
Short-term investment held as collateral for securities loaned (2)	246,333
Cash denominated in foreign currency, at value (Cost $46,459)	47,227
Receivables:
Investment securities sold	240,234
Shares of beneficial interest sold	1,503
Dividends and interest	126,393
Foreign tax refund	52,722
Prepaid expenses	149
Other assets	18,733
Total assets	88,899,972
Liabilities:
Payables:
Shares of beneficial interest redeemed	11,850
Collateral for securities loaned	246,333
Due to Adviser	66,447
Due to Distributor	169
Deferred Trustee fees	122,246
Accrued expenses	62,865
Accrued foreign taxes	1,252,091
Total liabilities	1,762,001
NET ASSETS	$87,137,971

Net Assets consist of:
Aggregate paid-in capital	$85,918,855
Total distributable earnings (loss)	1,219,116
NET ASSETS	$87,137,971
(1) Includes Investment in securities on loan, at market value	$2,665,327
(2) Cost of short-term investment held as collateral for securities loaned	$246,333

Initial Class:
Net Assets	$86,295,665
Shares of beneficial interest outstanding	8,112,367
Net asset value, redemption and offering price per share	$10.64

Class S:
Net Assets	$842,306
Shares of beneficial interest outstanding	81,298
Net asset value, redemption and offering price per share	$10.36

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

Income:
Dividends (Net foreign taxes withheld $84,495)	$848,151
Securities lending income	2,220
Total income	850,371
Expenses:
Management fees	399,631
Distribution fees – Class S	1,002
Professional fees	50,553
Custodian fees	30,785
Transfer agent fees – Initial Class	16,737
Transfer agent fees – Class S	8,237
Trustees’ fees and expenses	11,720
Reports to shareholders	9,730
Insurance	7,947
Interest	289
Taxes	185
Other	782
Total expenses	537,598
Expenses assumed by the Adviser	(16,602)
Net expenses	520,996
Net investment income	329,375
Net realized loss on:
Investments (a)	(1,662,622)
Foreign currency transactions and foreign denominated assets and liabilities	(15,806)
Net realized loss	(1,678,428)
Net change in unrealized appreciation (depreciation) on:
Investments (b)	13,463,914
Foreign currency translations and foreign denominated assets and liabilities	1,231
Net change in unrealized appreciation (depreciation)	13,465,145
Net increase in net assets resulting from operations	$12,116,092

(a)	Includes foreign capital gains tax refund of $52,722
(b)	Net of foreign taxes of $293,994

See Notes to Financial Statements

6

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$329,375	$486,555
Net realized loss	(1,678,428)	(1,514,099)
Net change in unrealized appreciation (depreciation)	13,465,145	3,758,759
Net increase in net assets resulting from operations	12,116,092	2,731,215
Distributions to shareholders from:
Distributable earnings
Initial Class	—	(1,626,088)
Class S	—	(13,154)
Total distributions	—	(1,639,242)
Share transactions *:
Proceeds from sale of shares
Initial Class	8,841,999	31,892,702
Class S	16,334	54,453
	8,858,333	31,947,155
Reinvestment of distributions
Initial Class	—	1,626,088
Class S	—	13,154
	—	1,639,242
Cost of shares redeemed
Initial Class	(12,957,907)	(61,015,974)
Class S	(108,873)	(294,256)
	(13,066,780)	(61,310,230)
Net decrease in net assets resulting from share transactions	(4,208,447)	(27,723,833)
Total increase (decrease) in net assets	7,907,645	(26,631,860)
Net Assets, beginning of period	79,230,326	105,862,186
Net Assets, end of period	$87,137,971	$79,230,326
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	916,100	3,294,137
Shares reinvested	—	162,609
Shares redeemed	(1,357,480)	(6,288,063)
Net decrease	(441,380)	(2,831,317)
Class S:
Shares sold	1,726	5,658
Shares reinvested	—	1,348
Shares redeemed	(11,682)	(30,606)
Net decrease	(9,956)	(23,600)

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$9.17		$9.21	$8.70	$14.40	$16.89	$15.14
Net investment income (loss) (a)	0.04		0.05	0.08	0.09	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	1.43		0.07	0.76	(3.59)	(1.97)	2.53
Total from investment operations	1.47		0.12	0.84	(3.50)	(1.95)	2.50
Distributions from:
Net investment income	—		(0.16)	(0.33)	(0.03)	(0.16)	(0.30)
Net realized capital gains	—		—	—	(2.17)	(0.38)	(0.45)
Total distributions	—		(0.16)	(0.33)	(2.20)	(0.54)	(0.75)
Net asset value, end of period	$10.64		$9.17	$9.21	$8.70	$14.40	$16.89
Total return (b)	16.03%		1.21%	9.77%	(24.37)%	(11.87)%	17.25%

Ratios to average net assets
Gross expenses	1.32	%(c)	1.29%	1.26%	1.18%	1.16%	1.23%
Net expenses	1.30	%(c)	1.29%	1.26%	1.18%	1.16%	1.23%
Net expenses excluding interest and taxes	1.30	%(c)	1.28%	1.25%	1.18%	1.16%	1.22%
Net investment income (loss)	0.83	%(c)	0.51%	0.84%	0.90%	0.10%	(0.21)%
Supplemental data
Net assets, end of period (in millions)	$86		$78	$105	$102	$153	$177
Portfolio turnover rate (d)	19%		26%	23%	20%	36%	29%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$8.94		$8.98	$8.48	$14.13	$16.63	$14.95
Net investment income (loss) (a)	0.02		0.02	0.05	0.06	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	1.40		0.08	0.74	(3.54)	(1.94)	2.51
Total from investment operations	1.42		0.10	0.79	(3.48)	(1.98)	2.42
Distributions from:
Net investment income	—		(0.14)	(0.29)	—	(0.14)	(0.29)
Net realized capital gains	—		—	—	(2.17)	(0.38)	(0.45)
Total distributions	—		(0.14)	(0.29)	(2.17)	(0.52)	(0.74)
Net asset value, end of period	$10.36		$8.94	$8.98	$8.48	$14.13	$16.63
Total return (b)	15.88%		0.93%	9.44%	(24.73)%	(12.22)%	16.90%

Ratios to average net assets
Gross expenses	3.58	%(c)	3.09%	2.98%	2.60%	2.43%	3.69%
Net expenses	1.55	%(c)	1.57%	1.56%	1.55%	1.55%	1.55%
Net expenses excluding interest and taxes	1.55	%(c)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	0.53	%(c)	0.22%	0.53%	0.62%	(0.27)%	(0.60)%
Supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$1	$1	$1
Portfolio turnover rate (d)	19%		26%	23%	20%	36%	29%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are substantially the same, except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes

10

regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments. Any Russian securities held in the Fund at June 30, 2025 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. Any currency denominated in Rubles cannot be repatriated and such currency is valued at $0 as of June 30, 2025.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund receives cash and/
11

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market investments, if any, at June 30, 2025, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are determined based on the specific identification method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

H.	Segment Reporting—The Adviser acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has agreed, until May 1, 2026, to waive fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.30% and 1.55% of average daily net assets for Initial Class Shares and Class S Shares, respectively. For the period ended June 30, 2025, the Adviser assumed expenses in the amount of $8,451 and $8,151 for Class I and Class S shares, respectively.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2025, the aggregate shareholder accounts of one insurance company owned approximately 77% of the Initial Class Shares, and one insurance company owned approximately 93% of the Class S Shares. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12B-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $14,974,935 and $19,271,658, respectively.

12

Note 6—Income Taxes—As of June 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$61,441,405	$32,448,070	$(5,476,464)	$26,971,606

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the Fund did not incur any interest or penalties.

Note 7—Principal Risks— The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

As a result of the current conditions related to Russian securities and Russian markets, the Fund has been unable to dispose of the Russian securities in its portfolio, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia has taken actions that impact the custody of equity securities of Russian issuers and may be detrimental to the Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Fund. Additionally, while certain Russian securities held by the Fund have declared dividends, there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2025.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the

13

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending— To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2025:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$2,665,327	$246,333	$2,477,271	$2,723,604

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$246,333

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2025, the Fund borrowed as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
2	$356,013	5.68%

At June 30, 2025, the Fund had no outstanding borrowings under the Facility.

14

Note 11—New Accounting Pronouncements and Regulatory Requirements— In December 2023, the Federal Accounting Standards Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying this ASU.

15

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

16

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(each, a “Fund”; together, the “Funds”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 5, 2025, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 13, 2025 and June 5, 2025, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2024 with (i) the Morningstar Category and (ii) Peer Group;
17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

18

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2024, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2024. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one- and ten-year periods and outperformed its Peer Group and Morningstar Category medians for the three- and five-year periods. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board

19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Initial Class shares of the Fund had outperformed that primary benchmark index and the previous primary benchmark index for the one- and five-year periods and underperformed that primary benchmark index and the previous primary benchmark index for the three- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products. The Board noted that it had previously approved an advisory fee reduction of five basis points for the Fund, effective July 1, 2024.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had performed the same as its Peer Group median for the one-year period and outperformed its Peer Group median for the three-, five- and ten-year periods. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had outperformed its benchmark index for the one- and five-year periods and underperformed its benchmark index for the three- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the

20

Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

21

June 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Global Gold Fund

800.826.2333	vaneck.com

This page is intentionally left blank.

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.9%
Australia: 9.9%
Emerald Resources NL * †	467,181	$1,219,233
Northern Star Resources Ltd.	236,282	2,918,588
Perseus Mining Ltd.	125,200	284,353
Predictive Discovery Ltd. *	7,639,272	1,951,677
Spartan Resources Ltd. *	1,258,400	1,664,250
Westgold Resources Ltd. (CAD) *	365,524	687,161
		8,725,262
Brazil: 4.6%
Wheaton Precious Metals Corp. (USD)	45,153	4,054,739
Canada: 62.8%
Agnico Eagle Mines Ltd. (USD)	69,490	8,264,446
Alamos Gold, Inc. (USD)	198,683	5,277,020
Allied Gold Corp. *	33,903	455,111
Artemis Gold, Inc. *	82,400	1,498,842
Barrick Mining Corp. (USD)	130,800	2,723,256
Franco-Nevada Corp. (USD)	23,830	3,906,214
G Mining Ventures Corp. *	275,490	3,596,998
Galway Metals, Inc. *	409,776	117,358
Kinross Gold Corp. (USD)	330,776	5,170,029
Liberty Gold Corp. *	3,563,409	850,456
Lundin Gold, Inc.	95,400	5,037,092
MAG Silver Corp.	99,800	2,120,223
OceanaGold Corp.	140,267	1,979,751
Omai Gold Mines Corp. *	1,804,800	728,944
OR Royalties, Inc. (USD) †	127,900	3,288,309
Pan American Silver Corp. (USD)	118,800	3,373,920
Skeena Resources Ltd. *	121,953	1,939,785
Snowline Gold Corp. *	246,700	1,514,530
Torex Gold Resources, Inc. *	61,300	1,999,593
Troilus Gold Corp. *	1,569,900	818,527
West Point Gold Corp. *	644,500	177,483
West Red Lake Gold Mines Ltd. * †	956,200	596,857
		55,434,744
Ghana: 0.5%
Galiano Gold, Inc. (CAD) *	376,744	478,625
Ivory Coast: 2.8%
Montage Gold Corp. (CAD) *	737,800	2,443,531
South Africa: 3.4%
Gold Fields Ltd. (ADR)	127,000	3,006,090
United Kingdom: 5.0%
Anglogold Ashanti PLC (USD)	96,900	4,415,733
United States: 6.9%
Newmont Corp.	88,631	5,163,642
Royal Gold, Inc.	4,990	887,422
		6,051,064
Total Common Stocks (Cost: $40,391,598)		84,609,788
	Number of Shares	Value
WARRANTS: 0.1%
Canada: 0.1%
Liberty Gold Corp., CAD 0.45, exp. 05/17/26∞ø	518,048	$14,753
West Point Gold Corp., CAD 0.55, exp. 06/10/27ø	322,250	37,414

Total Warrants (Cost: $43,259)		52,167

EXCHANGE TRADED FUND: 4.2%(a) (Cost: $2,599,356)
United States: 4.2%
SPDR Gold MiniShares Trust *	57,100	3,741,192

MONEY MARKET FUND: 0.2% (Cost: $137,069)
Invesco Treasury Portfolio - Institutional Class	137,069	137,069

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $43,171,282)		88,540,216

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $308,741)
State Street Navigator Securities Lending Government Money Market Portfolio	308,741	308,741
Total Investments: 100.7% (Cost: $43,480,023)		88,848,957
Liabilities in excess of other assets: (0.7)%		(584,312)
NET ASSETS: 100.0%		$88,264,645

See Notes to Consolidated Financial Statements

2

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $3,486,435.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $52,167, or 0.1% of net assets
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www. sec.gov or on the Fund’s webpage.

Restricted securities held by the Fund as of June 30, 2025 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Liberty Gold Corp. *	05/17/2024	518,048	$0	$14,753	0.0%
West Point Gold Corp. *	06/11/2025	322,250	43,259	37,414	0.1%
			$43,259	$52,167	0.1%

*	Warrants

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$687,161	$8,038,101	$—	$8,725,262
Brazil	4,054,739	—	—	4,054,739
Canada	55,434,744	—	—	55,434,744
Ghana	478,625	—	—	478,625
Ivory Coast	2,443,531	—	—	2,443,531
South Africa	3,006,090	—	—	3,006,090
United Kingdom	4,415,733	—	—	4,415,733
United States	6,051,064	—	—	6,051,064
Warrants
Canada	—	37,414	14,753	52,167
Exchange Traded Fund	3,741,192	—	—	3,741,192
Money Market Funds	445,810	—	—	445,810
Total Investments	$80,758,689	$8,075,515	$14,753	$88,848,957

See Notes to Consolidated Financial Statements

3

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

Assets:
Investments, at value (Cost $43,171,282) (1)	$88,540,216
Short-term investment held as collateral for securities loaned (2)	308,741
Cash	23,872
Cash denominated in foreign currency, at value (Cost $27,294)	27,294
Receivables:
Shares of beneficial interest sold	24,985
Dividends and interest	5,853
Prepaid expenses	275
Other assets	11,909
Total assets	88,943,145
Liabilities:
Payables:
Shares of beneficial interest redeemed	195,469
Collateral for securities loaned	308,741
Due to Adviser	52,735
Due to Distributor	18,312
Deferred Trustee fees	42,921
Accrued expenses	60,322
Total liabilities	678,500
NET ASSETS	$88,264,645
Net Assets consist of:
Aggregate paid-in capital	$48,719,446
Total distributable earnings (loss)	39,545,199
NET ASSETS	$88,264,645
Shares of beneficial interest outstanding	6,017,872
Net asset value, redemption and offering price per share	$14.67
(1) Includes Investment in securities on loan, at market value	$3,486,435
(2) Cost of short-term investment held as collateral for securities loaned	$308,741

See Notes to Consolidated Financial Statements

4

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

Income:
Dividends (Net foreign taxes withheld $62,211)	$502,526
Securities lending income	13,821
Total income	516,347
Expenses:
Management fees	293,036
Administration fees	97,679
Distribution fees	97,679
Professional fees	43,472
Custodian fees	11,227
Reports to shareholders	11,077
Transfer agent fees	10,649
Trustees’ fees and expenses	9,461
Insurance	7,617
Interest	2,812
Taxes	185
Other	430
Total expenses	585,324
Expenses assumed by the Adviser	(15,771)
Net expenses	569,553
Net investment loss	(53,206)
Net realized gain (loss) on:
Investments	3,628,608
Foreign currency transactions and foreign denominated assets and liabilities	(9,425)
Net realized gain	3,619,183
Net change in unrealized appreciation (depreciation) on:
Investments	29,493,627
Foreign currency translations and foreign denominated assets and liabilities	(179)
Net change in unrealized appreciation (depreciation)	29,493,448
Net increase in net assets resulting from operations	$33,059,425

See Notes to Consolidated Financial Statements

5

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment loss	$(53,206)	$(87,892)
Net realized gain	3,619,183	5,397,351
Net change in unrealized appreciation (depreciation)	29,493,448	1,846,241
Net increase in net assets resulting from operations	33,059,425	7,155,700
Distributions to shareholders from:
Distributable earnings	—	(1,772,283)

Share transactions*:
Proceeds from sale of shares	34,991,660	17,809,609
Reinvestment of distributions	—	1,772,283
Cost of shares redeemed	(37,447,801)	(21,237,149)
Net decrease in net assets resulting from share transactions	(2,456,141)	(1,655,257)
Total increase in net assets	30,603,284	3,728,160
Net Assets, beginning of period	57,661,361	53,933,201
Net Assets, end of period	$88,264,645	$57,661,361
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	2,713,024	1,907,497
Shares reinvested	—	174,094
Shares redeemed	(2,875,141)	(2,340,600)
Net decrease	(162,117)	(259,009)

See Notes to Consolidated Financial Statements

6

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.33		$8.38	$7.59	$8.77	$11.68	$8.63
Net investment income (loss) (a)	(0.01)		(0.01)	0.02	0.03	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	5.35		1.24	0.77	(1.21)	(1.67)	3.40
Total from investment operations	5.34		1.23	0.79	(1.18)	(1.68)	3.35
Distributions from:
Net investment income	—		(0.28)	—	—	(1.23)	(0.30)
Net asset value, end of period	$14.67		$9.33	$8.38	$7.59	$8.77	$11.68
Total return (b)	57.23%		14.41%	10.41%	(13.45)%	(13.91)%	38.62%
Ratios to average net assets
Gross expenses	1.50	%(c)	1.58%	1.55%	1.53%	1.58%	1.65%
Net expenses	1.46	%(c)	1.45%	1.45%	1.45%	1.45%	1.45%
Net expenses excluding interest and taxes	1.45	%(c)	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	(0.14	)%(c)	(0.15)%	0.23%	0.35%	(0.08)%	(0.51)%

Supplemental data
Net assets, end of period (in millions)	$88		$58	$54	$46	$51	$60
Portfolio turnover rate(d)	40%		44%	35%	39%	38%	39%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Consolidated Financial Statements

7

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Gold Fund (the “Fund”) is a non-diversified series of the Trust and seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Fund may effect certain investments through the wholly owned VIP Gold Fund Subsidiary (the “Subsidiary”). The Fund currently offers a single class of shares: Class S shares. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy.
8

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation—The Subsidiary, a Cayman Islands exempted company, acts as an investment vehicle in order to effect certain investments on behalf of the Fund. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation. As of June 30, 2025, the Fund held $3,759,104 in its Subsidiary, representing 4.3% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Consolidated Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Consolidated Statement of Operations.

E.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration
9

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Consolidated Schedule of Investments.

G.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants held at June 30, 2025 are reflected in the Consolidated Schedule of Investments.

H.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of these disclosures are found below as well as in the Consolidated Schedule of Investments. During the six months ended at June 30, 2025, the Fund held no derivative contracts.

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities and derivatives on a gross basis in the Consolidated Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2025, is presented in the Consolidated Schedule of Investments and in the Consolidated Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

J.	Segment Reporting—The Adviser acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

K.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Consolidated Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would
10

involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets, 0.65% of the next $250 million of average daily net assets and 0.50% of the average daily net assets in excess of $750 million. The Adviser has agreed, until May 1, 2026, to waive fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets. Refer to the Consolidated Statement of Operations for the amounts assumed by the Adviser for the six months ended June 30, 2025.

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for the Fund per year on the first $750 million of the average daily net assets, and 0.20% per year of the average daily net assets in excess of $750 million. The amount received by the Adviser pursuant to this contract for the six months ended June 30, 2025 is recorded as Administration fees in the Consolidated Statement of Operations.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2025, the aggregate shareholder accounts of two insurance companies owned approximately 60% and 34% of the Fund’s outstanding shares of beneficial interest. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of the Fund’s average daily net assets and is recorded as Distribution Fees in the Consolidated Statement of Operations.

Note 5—Investments—For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $31,007,420 and $33,750,366, respectively.

Note 6—Income Taxes—As of June 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$49,613,388	$46,282,287	$(7,046,718)	$39,235,569

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes

11

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—A non-diversified fund generally holds securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. In addition, the Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending

12

income is disclosed as such in the Consolidated Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025 is presented on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2025:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$3,486,435	$308,741	$3,213,280	$3,522,021

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$308,741

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2025, the Fund borrowed under this Facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
13	$1,371,118	5.68%

At June 30, 2025, the Fund had no outstanding borrowings under the Facility.

Note 11 - New Accounting Pronouncements and Regulatory Requirements—In December 2023, the Federal Accounting Standards Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying the ASU 2023-09.

13

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

14

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(each, a “Fund”; together, the “Funds”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 5, 2025, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 13, 2025 and June 5, 2025, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2024 with (i) the Morningstar Category and (ii) Peer Group;
15

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”)

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

16

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2024, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2024. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one- and ten-year periods and outperformed its Peer Group and Morningstar Category medians for the three- and five-year periods. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board

17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Initial Class shares of the Fund had outperformed that primary benchmark index and the previous primary benchmark index for the one- and five-year periods and underperformed that primary benchmark index and the previous primary benchmark index for the three- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products. The Board noted that it had previously approved an advisory fee reduction of five basis points for the Fund, effective July 1, 2024.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had performed the same as its Peer Group median for the one-year period and outperformed its Peer Group median for the three-, five- and ten-year periods. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had outperformed its benchmark index for the one- and five-year periods and underperformed its benchmark index for the three- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the

18

Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

19

June 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Global Resources Fund

800.826.2333	vaneck.com

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VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.7%
Australia: 3.9%
BHP Group Ltd. (ADR)	29,800	$1,433,082
Glencore PLC (GBP)	1,696,200	6,609,482
Rio Tinto PLC (ADR)	53,900	3,143,987
		11,186,551
Belgium: 0.7%
Titan America SA (USD)	167,600	2,091,648
Brazil: 1.5%
Suzano SA *	439,100	4,138,763
Canada: 21.5%
Agnico Eagle Mines Ltd. (USD)	61,222	7,281,132
Alamos Gold, Inc. (USD)	178,400	4,738,304
ARC Resources Ltd. †	69,200	1,458,955
Barrick Mining Corp. (USD)	281,074	5,851,961
Cameco Corp. (USD)	31,500	2,338,245
Capstone Copper Corp. *	481,000	2,952,935
Cenovus Energy, Inc. (USD)	79,600	1,082,560
Franco-Nevada Corp. (USD)	34,300	5,622,456
Kinross Gold Corp. (USD)	501,500	7,838,445
Nutrien Ltd. (USD) †	145,965	8,501,002
Pan American Silver Corp. (USD)	135,500	3,848,200
Suncor Energy, Inc.	115,900	4,341,516
Teck Resources Ltd. (USD)	76,700	3,097,146
West Fraser Timber Co. Ltd. †	28,900	2,119,298
		61,072,155
China: 1.2%
PetroChina Co. Ltd. (HKD)	3,825,000	3,296,296
France: 4.2%
Nexans SA	27,200	3,559,369
TotalEnergies SE	136,500	8,343,245
		11,902,614
India: 0.8%
JSW Steel Ltd.	181,600	2,158,916
Jersey, Channel Islands: 1.1%
Yellow Cake PLC 144A *	410,700	2,966,624
Liechtenstein: 0.3%
Antofagasta PLC (GBP)	33,900	842,851
Luxembourg: 1.5%
ArcelorMittal SA (USD)	130,100	4,108,558
Netherlands: 3.8%
JBS NV (USD) *	631,550	9,226,946
OCI NV *	185,556	1,678,052
		10,904,998
South Africa: 4.2%
Anglo American PLC (GBP)	207,677	6,121,878
Gold Fields Ltd. (ADR)	164,500	3,893,715
Valterra Platinum Ltd. (GBP) *	42,028	1,846,071
		11,861,664
	Number of Shares	Value
Spain: 0.0%
Soltec Power Holdings SA *†∞	38,800	$37,820
United Kingdom: 4.8%
Shell PLC (ADR)	193,900	13,652,499
United States: 47.0%
Alcoa Corp.	114,500	3,378,895
Antero Resources Corp. *	36,400	1,466,192
Archer-Daniels-Midland Co.	46,400	2,448,992
Baker Hughes Co.	31,200	1,196,208
Ball Corp.	42,800	2,400,652
Bunge Global SA	47,900	3,845,412
Chevron Corp.	43,000	6,157,170
Commercial Metals Co.	27,800	1,359,698
ConocoPhillips	21,543	1,933,269
Corteva, Inc.	119,633	8,916,247
Diamondback Energy, Inc.	9,588	1,317,391
EQT Corp.	116,800	6,811,776
Expand Energy Corp.	56,600	6,618,804
Exxon Mobil Corp.	113,426	12,227,323
Flowco Holdings, Inc.	16,590	295,468
FMC Corp.	166,200	6,938,850
Freeport-McMoRan, Inc.	210,700	9,133,845
Graphic Packaging Holding Co. †	99,600	2,098,572
Hormel Foods Corp.	86,400	2,613,600
Kirby Corp. *	27,100	3,073,411
Marathon Petroleum Corp.	17,300	2,873,703
MasTec, Inc. *	10,100	1,721,343
Mosaic Co.	94,700	3,454,656
MP Materials Corp. * †	97,600	3,247,152
Newmont Corp.	113,396	6,606,451
Ormat Technologies, Inc. †	74,680	6,255,197
Permian Resources Corp.	106,249	1,447,111
Phillips 66	47,800	5,702,540
Solaris Energy Infrastructure, Inc.	31,500	891,135
Steel Dynamics, Inc.	10,200	1,305,702
Tyson Foods, Inc.	94,000	5,258,360
Valero Energy Corp.	42,900	5,766,618
Weyerhaeuser Co.	183,100	4,703,839
		133,465,582
Zambia: 1.2%
First Quantum Minerals Ltd. (CAD) *	197,200	3,503,042
Total Common Stocks (Cost: $224,335,895)		277,190,581

MONEY MARKET FUND: 2.3% (Cost: $6,577,117)
Invesco Treasury Portfolio - Institutional Class	6,577,117	6,577,117

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $230,913,012)		283,767,698

See Notes to Financial Statements

2

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.6%
Money Market Fund: 3.6% (Cost: $10,311,613)
State Street Navigator Securities Lending Government Money Market Portfolio	10,311,613	$10,311,613
Total Investments: 103.6% (Cost: $241,224,625)		294,079,311
Liabilities in excess of other assets: (3.6)%		(10,297,517)
NET ASSETS: 100.0%		$283,781,794

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $19,253,962.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,966,624, or 1.0% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$4,577,069	$6,609,482	$—	$11,186,551
Belgium	2,091,648	—	—	2,091,648
Brazil	4,138,763	—	—	4,138,763
Canada	61,072,155	—	—	61,072,155
China	—	3,296,296	—	3,296,296
France	—	11,902,614	—	11,902,614
India	—	2,158,916	—	2,158,916
Jersey, Channel Islands	—	2,966,624	—	2,966,624
Liechtenstein	—	842,851	—	842,851
Luxembourg	4,108,558	—	—	4,108,558
Netherlands	9,226,946	1,678,052	—	10,904,998
South Africa	5,739,786	6,121,878	—	11,861,664
Spain	—	—	37,820	37,820
United Kingdom	13,652,499	—	—	13,652,499
United States	133,465,582	—	—	133,465,582
Zambia	3,503,042	—	—	3,503,042
Money Market Funds	16,888,730	—	—	16,888,730
Total Investments	$258,464,778	$35,576,713	$37,820	$294,079,311

See Notes to Financial Statements

3

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

Assets:
Investments, at value (Cost $230,913,012) (1)	$283,767,698
Short-term investment held as collateral for securities loaned (2)	10,311,613
Cash denominated in foreign currency, at value (Cost $3,368)	3,426
Receivables:
Shares of beneficial interest sold	124,230
Dividends and interest	507,030
Prepaid expenses	459
Other assets	18,920
Total assets	294,733,376
Liabilities:
Payables:
Shares of beneficial interest redeemed	59,232
Collateral for securities loaned	10,311,613
Due to Adviser	219,408
Due to Distributor	30,821
Deferred Trustee fees	264,026
Accrued expenses	66,482
Total liabilities	10,951,582
NET ASSETS	$283,781,794

Net Assets consist of:
Aggregate paid-in capital	$296,963,281
Total distributable earnings (loss)	(13,181,487)
NET ASSETS	$283,781,794

(1) Includes Investment in securities on loan, at market value	$19,253,962
(2) Cost of short-term investment held as collateral for securities loaned	$10,311,613

Initial Class:
Net Assets	$132,627,942
Shares of beneficial interest outstanding	4,638,305
Net asset value, redemption and offering price per share	$28.59

Class S:
Net Assets	$151,153,852
Shares of beneficial interest outstanding	5,540,081
Net asset value, redemption and offering price per share	$27.28

See Notes to Financial Statements

4

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

Income:
Dividends (Net foreign taxes withheld $171,124)	$5,871,644
Securities lending income	23,352
Total income	5,894,996
Expenses:
Management fees	1,262,606
Distribution fees – Class S	177,968
Transfer agent fees – Initial Class	22,696
Transfer agent fees – Class S	19,546
Professional fees	41,383
Trustees’ fees and expenses	29,261
Custodian fees	16,122
Insurance	16,121
Reports to shareholders	13,757
Taxes	185
Other	5,959
Total expenses	1,605,604
Net investment income	4,289,392

Net realized gain on:
Investments	9,708,650
Forward foreign currency contracts	3
Foreign currency transactions and foreign denominated assets and liabilities	4,834
Net realized gain	9,713,487
Net change in unrealized appreciation (depreciation) on:
Investments(a)	20,065,327
Foreign currency translations and foreign denominated assets and liabilities	18,597
Net change in unrealized appreciation (depreciation)	20,083,924
Net increase in net assets resulting from operations	$34,086,803

(a)	Net of foreign taxes of $6,268

See Notes to Financial Statements

5

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$4,289,392	$7,409,569
Net realized gain	9,713,487	12,143,097
Net change in unrealized appreciation (depreciation)	20,083,924	(26,199,499)
Net increase (decrease) in net assets resulting from operations	34,086,803	(6,646,833)

Distributions to shareholders from:
Distributable earnings
Initial Class	—	(3,694,901)
Class S	—	(3,605,151)
Total distributions	—	(7,300,052)
Share transactions *:
Proceeds from sale of shares
Initial Class	10,749,119	21,223,843
Class S	16,519,651	18,277,965
	27,268,770	39,501,808
Reinvestment of distributions
Initial Class	—	3,694,901
Class S	—	3,605,151
	—	7,300,052
Cost of shares redeemed
Initial Class	(14,366,374)	(48,814,289)
Class S	(18,128,586)	(39,238,116)
	(32,494,960)	(88,052,405)

Net decrease in net assets resulting from share transactions	(5,226,190)	(41,250,545)
Total increase (decrease) in net assets	28,860,613	(55,197,430)
Net Assets, beginning of period	254,921,181	310,118,611
Net Assets, end of period	$283,781,794	$254,921,181
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	405,798	794,413
Shares reinvested	—	135,842
Shares redeemed	(541,606)	(1,818,295)
Net decrease	(135,808)	(888,040)
Class S:
Shares sold	652,882	710,067
Shares reinvested	—	138,660
Shares redeemed	(712,960)	(1,525,763)
Net decrease	(60,078)	(677,036)

See Notes to Financial Statements

6

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.18		$26.59	$28.39	$26.61	$22.48	$19.04
Net investment income (a)	0.44		0.71	0.61	0.69	0.40	0.13
Net realized and unrealized gain (loss) on investments	2.97		(1.41)	(1.63)	1.57	3.84	3.47
Total from investment operations	3.41		(0.70)	(1.02)	2.26	4.24	3.60
Distributions from:
Net investment income	—		(0.71)	(0.78)	(0.48)	(0.11)	(0.16)
Net asset value, end of period	$28.59		$25.18	$26.59	$28.39	$26.61	$22.48
Total return (b)	13.54%		(2.83)%	(3.58)%	8.39%	18.92%	19.11%

Ratios to average net assets
Expenses	1.08	%(c)	1.09%	1.12%	1.09%	1.09%	1.13%
Expenses excluding interest and taxes	1.08	%(c)	1.09%	1.12%	1.08%	N/A	N/A
Net investment income	3.35	%(c)	2.65%	2.23%	2.37%	1.54%	0.79%
Supplemental data
Net assets, end of period (in millions)	$133		$120	$151	$192	$169	$149
Portfolio turnover rate (d)	20%		57%	44%	55%	27%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

7

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.05		$25.42	$27.16	$25.49	$21.55	$18.26
Net investment income (a)	0.39		0.63	0.52	0.59	0.33	0.09
Net realized and unrealized gain (loss) on investments	2.84		(1.37)	(1.57)	1.51	3.69	3.32
Total from investment operations	3.23		(0.74)	(1.05)	2.10	4.02	3.41
Distributions from:
Net investment income	—		(0.63)	(0.69)	(0.43)	(0.08)	(0.12)
Net asset value, end of period	$27.28		$24.05	$25.42	$27.16	$25.49	$21.55
Total return (b)	13.43%		(3.09)%	(3.84)%	8.12%	18.68%	18.83%

Ratios to average net assets
Expenses	1.32	%(c)	1.33%	1.36%	1.33%	1.34%	1.38%
Net investment income	3.12	%(c)	2.44%	1.99%	2.14%	1.31%	0.55%
Supplemental data
Net assets, end of period (in millions)	$151		$135	$160	$213	$173	$144
Portfolio turnover rate (d)	20%		57%	44%	55%	27%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

8

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Resources Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in global resources securities. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The

9

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts
10

may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. At June 30, 2025, the Fund held no derivative contracts.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the period ended June 30, 2025 the Fund held forward foreign currency contracts for one month. The average amounts purchased (in U.S. dollars) was $33,609. At June 30, 2025, the Fund held no forward foreign currency contracts. The impact of transactions in derivative instruments during the period ended June 30, 2025, was as follows:

Foreign Currency Risk
Realized gain:
Forward foreign currency contracts[1]	$3

1	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund receives cash and/or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2025, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Segment Reporting—The Adviser acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.
11

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.95% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2026, to waive fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.20% and 1.45% of average daily net assets for Initial Class Shares and Class S Shares, respectively. During the period ended June 30, 2025, there were no waivers or expenses assumed by the Adviser.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2025, the aggregate shareholder accounts of two insurance companies owned approximately 43% and 26% of the Initial Class Shares and three insurance companies owned approximately 37%, 32%, and 14% of the Class S Shares. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $51,836,783 and $57,159,457, respectively.

Note 6—Income Taxes—As of June 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$242,925,521	$68,247,784	$(17,093,994)	$51,153,790

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

12

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the Fund did not incur any interest or penalties.

Note 7—Principal Risks— The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade and potentially less liquid than securities issued in developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States.

The Fund concentrates its investments in the securities of global resource companies, including precious metals, base and industrial metals, energy, natural resources and other commodities. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s portfolio companies.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025

13

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2025:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$19,253,962	$10,311,613	$9,436,850	$19,748,463

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$10,311,613

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2025, the Fund did not borrow under the Facility.

Note 11—New Accounting Pronouncements and Regulatory Requirements— In December 2023, the Federal Accounting Standards Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying this ASU 2023-09.

14

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

15

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND

VANECK VIP EMERGING MARKETS BOND FUND
(each, a “Fund”; together, the “Funds”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 5, 2025, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 13, 2025 and June 5, 2025, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;
■	The consolidated financial statements of the Adviser for the past two fiscal years;
■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;
■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;
■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;
■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2024 with (i) the Morningstar Category and (ii) Peer Group;
16

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”)
■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;
■	Information concerning the Adviser’s compliance program and resources;
■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;
■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;
■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;
■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;
■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;
■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;
■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;
■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and
■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2024, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2024. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Fund’s Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Fund’s performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one- and ten-year periods and outperformed its Peer Group and Morningstar Category medians for the three- and five-year periods. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board

18

also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Initial Class shares of the Fund had outperformed that primary benchmark index and the previous primary benchmark index for the one- and five-year periods and underperformed that primary benchmark index and the previous primary benchmark index for the three- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products. The Board noted that it had previously approved an advisory fee reduction of five basis points for the Fund, effective July 1, 2024.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had performed the same as its Peer Group median for the one-year period and outperformed its Peer Group median for the three-, five- and ten-year periods. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had outperformed its benchmark index for the one- and five-year periods and underperformed its benchmark index for the three- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the

19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

20

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VIP TRUST

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 5 2025

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 5, 2025